Basis of presentation - Going concern (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Basis of presentation
Cashflow from operating activities	$ 36,809,738	$ 20,224,880
Cash Balance	368,512		$ 3,323,708
Working capital	$ 17,818,245		$ 17,681,089